Fair Value Measurements (Investments Measured at Fair Value) (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 27,751,436	$ 25,010,983
Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	26,084,654	23,047,504
First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,320,517	1,018,946
PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	346,265	944,533
Fair Value, Inputs, Level 1 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	27,693,611	24,936,076
Fair Value, Inputs, Level 1 [Member] | Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	26,084,654	23,047,504
Fair Value, Inputs, Level 1 [Member] | First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,320,517	1,018,946
Fair Value, Inputs, Level 1 [Member] | PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	288,440	869,626
Fair Value Inputs Level 2 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	57,825	74,907
Fair Value Inputs Level 2 [Member] | Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 2 [Member] | First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 2 [Member] | PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	57,825	74,907
Fair Value Inputs Level 3 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member] | Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member] | First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member] | PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0